Label	Element	Value
Defiance Next Gen Connectivity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Defiance Next Gen Connectivity ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Defiance Next Gen Connectivity ETF (FIVG) (the “Fund”) August 28, 2023 Supplement to the Fund’s Prospectus and Summary Prospectus, each dated April 30, 2023
Strategy [Heading]	rr_StrategyHeading	The following replaces the entire disclosure found under the heading “Principal Investment Strategies—BlueStar 5G Communications Index” on pages 9-10 of the Fund’s Prospectus and pages 1–3 of the Fund’s Summary Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
BlueStar 5G Communications Index
The Index is a rules-based index that consists of a tiered, modified market capitalization-weighted portfolio of the U.S.-listed equity securities, including depositary receipts, of companies whose products or services are predominantly tied to the development of 5G networking and communication technologies (collectively, “5G Companies”). 5G Companies are assigned to one of four segments of the 5G communications industry, as described below. At the time of each rebalance and reconstitution of the Index, each 5G Company is ranked by its free-float market capitalization. The maximum weight for any single stock is 5%. If a stock exceeds the maximum weight, then the weight will be reduced to the maximum weight and the excess weight shall be redistributed proportionally across all other index constituents. This process is repeated until no stocks have weights exceeding the respective maximum weight. Additionally, to qualify for inclusion in the Index, a 5G Company must have a minimum market capitalization of $150 million, and must meet certain liquidity, free-float (i.e., the percentage of shares available to the public), and trading cost thresholds.
Segment 1 - consists of 5G Companies whose products or services are predominantly tied to core cellular network equipment (e.g., carrier-grade routers, antennas, or other equipment or semiconductors used in 5G networks).
Segment 2 - consists of 5G Companies (i) that are organized as cellphone tower or data center real estate investment trusts (“REITs”), (ii) that predominantly provide services as a mobile network operator (“MNO”). REITs and MNOs must have a minimum market capitalization of $1 billion to be included in the Index.
Segment 3 - consists of 5G Companies whose products or services are predominantly tied to (i) hardware and software focused on quality of service assurance for MNOs and media companies, (ii) network testing and bandwidth optimization equipment, (iii) network or cloud operations and analytics platforms with mobile network and 5G-related use cases, or (iv) edge computing equipment and related services.
Segment 4 - consists of 5G Companies whose products or services are predominantly tied to (i) enhanced mobile broadband (eMBB) modems capable of increased bandwidth for end-user devices or (ii) whose products or services are predominantly tied to the infrastructure or cloud-based services supporting REITs and MNOs.
The companies included in the Index are screened from the universe of global companies with equity securities or depositary receipts listed on a U.S. exchange by MarketVector Indexes Gmb (“MarketVector” or the “Index Provider”) based primarily on descriptions of a company’s primary business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, and industry-specific trade publications. 5G Companies identified by MarketVector’s screening process are added to the Index, subject to meeting the investibility requirements described above. The Index may include small-, mid-, and large-capitalization companies.
Only the three largest investable REITs and the three largest investable MNOs are included in the Index’s eligible universe, all investable companies from other segments are included in the eligible universe. The Index includes 50 constituents. The 40 largest -by float-adjusted market capitalization- members of the eligible universe are automatically included. The next 10 companies are selected from the largest current Index constituents ranked in the top 60. If fewer than 50 constituents have been selected, the next largest members of the eligible universe will be selected until 50 constituents are selected.
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of each March and September based on data as of the first Thursday of each such reconstitution month. At the time of each rebalance and reconstitution of the Index, each constituent is weighted as described above, subject to a downward adjustment for securities trading below certain liquidity thresholds. Additionally, the weight of each Index component may rise and/or fall between Index rebalance dates.
To reduce turnover, existing Index components will not be removed from the Index solely for not meeting the minimum market capitalization or liquidity criteria unless they do not meet such requirements for two consecutive reconstitutions.
The Index was established in 2019 and is owned by the Index Provider.
Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Defiance Next Gen Connectivity ETF | Defiance Next Gen Connectivity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIVG